Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions and contingencies

	2023	2022
Provisions and contingencies
Balance as of January 1	$138	$501
Effect of foreign currency exchange rate changes	14	9
Provisions made	91	43
Provisions used	(101)	(415)
Balance as of December 31	$142	$138